Form N-1A Cover	Apr. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GUARDIAN VARIABLE PRODUCTS TRUST
Entity Central Index Key	0001668512
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 01, 2025
Prospectus Date	May 01, 2024
Supplement to Prospectus [Text Block]

GUARDIAN VARIABLE PRODUCTS TRUST

Guardian Small Cap Core VIP Fund (the “Fund”)

Supplement dated April 1, 2025

to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

each dated May 1, 2024, as supplemented

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on March 26-27, 2025, the Board approved a change to the Fund’s name to Guardian Small Cap Value Diversified VIP Fund, effective May 1, 2025.

The Fund will have revised principal investment strategies and principal risks consistent with its new name effective May 1, 2025. These changes will be reflected in the Fund’s May 1, 2025 Prospectus, Summary Prospectus, and SAI.